Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Breakdown of Funds Obtained in Institutional Markets (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 93,974	R$ 98,482	R$ 96,239
Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	2,798	4,386
Market value of fund	2,902	4,605
Reference Equity [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 32,205	R$ 42,687